Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of the parent (restated)		€ 1,620.5	€ 8.3	€ 245.5	€ 86.3	€ (26.1)	€ 191.6	€ 2,126.1
Equity attributable to owners of parent		1,620.5	8.3	245.5	84.7	(24.5)	191.6	2,126.1
Equity | Increase (decrease) due to changes in accounting policy [member]					1.6	(1.6)
Equity attributable to owners of the parent (restated)		1,620.5	8.3	245.5	86.3	(26.1)	191.6	2,126.1
Equity attributable to owners, beginning balance at Dec. 31, 2020		1,620.5	8.3	245.5	84.7	(24.5)	191.6	2,126.1
Equity (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2020					1.6	(1.6)
Equity owners of the parent	€ 152.2						152.2	152.2
Profit for the period	152.2
Other comprehensive (loss)/income for the period	33.0				5.8	5.1	22.1	33.0
Total comprehensive income for the period					5.8	5.1	174.3	185.2
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						26.9		26.9
Comprehensive income	185.2
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.6	(0.6)					0.0
Issue of ordinary shares		0.1	(0.1)					0.0
Reduction of issued capital		(10.5)						(10.5)
Share based payment charge		0.0	1.8					1.8
Reclassification of awards for settlement of tax liabilities			(5.6)				(11.1)	(16.7)
Total transactions with owners, recognized directly in equity		69.7	(4.5)	(79.5)	0.0	0.0	(11.1)	(25.4)
Equity attributable to owners, ending balance at Sep. 30, 2021		1,690.2	3.8	166.0	92.1	5.9	354.8	2,312.8
Equity owners of the parent	152.2						152.2	152.2
Profit for the period	152.2
Other comprehensive (loss)/income for the period	33.0				5.8	5.1	22.1	33.0
Equity owners of the parent					5.8	5.1	174.3	185.2
Comprehensive income	185.2
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)
Share based payment charge		0.0	1.8					1.8
Issue of ordinary shares		0.1	(0.1)					0.0
Repurchase of ordinary shares		10.5						10.5
Reclassification of awards for settlement of tax liabilities			(5.6)				(11.1)	(16.7)
Total transactions with owners, recognized directly in equity		69.7	(4.5)	(79.5)	0.0	0.0	(11.1)	(25.4)
Equity attributable to owners of parent		1,690.2	3.8	166.0	92.1	5.9	354.8	2,312.8
Equity attributable to owners of parent	2,299.0	1,623.1	6.9	166.0	105.1	10.5	387.4	2,299.0
Equity attributable to owners, beginning balance at Dec. 31, 2021	2,299.0	1,623.1	6.9	166.0	105.1	10.5	387.4	2,299.0
Equity owners of the parent	212.7						212.7	212.7
Profit for the period	212.7
Other comprehensive (loss)/income for the period	157.5				(9.8)	87.7	79.6	157.5
Total comprehensive income for the period		0.0	0.0	0.0	(9.8)	87.7	292.3	370.2
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						(43.0)		(43.0)
Comprehensive income	370.2
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)					0.0
Reduction of issued capital		(26.8)						(26.8)
Share based payment charge			5.9					5.9
Reclassification of awards for settlement of tax liabilities		0.0	(1.0)				(1.2)	(2.2)
Total transactions with owners, recognized directly in equity		(26.4)	4.5	0.0	0.0	0.0	(1.2)	(23.1)
Equity attributable to owners, ending balance at Sep. 30, 2022	2,603.1	1,596.7	11.4	166.0	95.3	55.2	678.5	2,603.1
Equity owners of the parent	212.7						212.7	212.7
Profit for the period	212.7
Other comprehensive (loss)/income for the period	157.5				(9.8)	87.7	79.6	157.5
Equity owners of the parent		0.0	0.0	0.0	(9.8)	87.7	292.3	370.2
Comprehensive income	370.2
Share based payment charge			5.9					5.9
Repurchase of ordinary shares		26.8						26.8
Reclassification of awards for settlement of tax liabilities		0.0	(1.0)				(1.2)	(2.2)
Total transactions with owners, recognized directly in equity		(26.4)	4.5	0.0	0.0	0.0	(1.2)	(23.1)
Equity attributable to owners of parent	€ 2,603.1	€ 1,596.7	€ 11.4	€ 166.0	€ 95.3	€ 55.2	€ 678.5	€ 2,603.1